Document and Entity Information Document	Sep. 16, 2025
Document Information [Line Items]
Entity Central Index Key	0000038009
Amendment Flag	false
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Sep. 16, 2025
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	FORD MOTOR CREDIT COMPANY LLC
Entity File Number	1-6368
Entity Tax Identification Number	38-1612444
Entity Address, Address Line One	One American Road
Entity Address, City or Town	Dearborn,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48126
City Area Code	313
Local Phone Number	322-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
F/28H
Document Information [Line Items]
Title of 12(b) Security	3.622% Notes due July 27, 2028*
Trading Symbol	F/28H
Security Exchange Name	NYSE
F/29B
Document Information [Line Items]
Title of 12(b) Security	5.125% Notes due February 20, 2029*
Trading Symbol	F/29B
Security Exchange Name	NYSE
F/28D
Document Information [Line Items]
Title of 12(b) Security	5.625% Notes due October 9, 2028*
Trading Symbol	F/28D
Security Exchange Name	NYSE
F/28B
Document Information [Line Items]
Title of 12(b) Security	6.125% Notes due May 15, 2028*
Trading Symbol	F/28B
Security Exchange Name	NYSE
F/26A
Document Information [Line Items]
Title of 12(b) Security	6.860% Notes due June 5, 2026*
Trading Symbol	F/26A
Security Exchange Name	NYSE
F/27a
Document Information [Line Items]
Title of 12(b) Security	4.867% Notes due August 3, 2027*
Trading Symbol	F/27A
Security Exchange Name	NYSE
F/26N [Member]
Document Information [Line Items]
Title of 12(b) Security	3.350% Notes due Nine Months or More from the Date of Issue due August 20, 2026
Trading Symbol	F/26N
Security Exchange Name	NYSE
F/26AB [Member]
Document Information [Line Items]
Title of 12(b) Security	2.386% Notes due February 17, 2026*
Trading Symbol	F/26AB
Security Exchange Name	NYSE
F/28E
Document Information [Line Items]
Title of 12(b) Security	4.165% Notes due November 21, 2028*
Trading Symbol	F/28E
Security Exchange Name	NYSE
F/25L [Member]
Document Information [Line Items]
Title of 12(b) Security	2.330% Notes due November 25, 2025*
Trading Symbol	F/25L
Security Exchange Name	NYSE
F/30A
Document Information [Line Items]
Title of 12(b) Security	5.780% Notes due April 30, 2030*
Trading Symbol	F/30A
Security Exchange Name	NYSE
F/30D
Document Information [Line Items]
Title of 12(b) Security	4.445% Notes due February 14, 2030*
Trading Symbol	F/30D
Security Exchange Name	NYSE
F/30F
Document Information [Line Items]
Title of 12(b) Security	4.066% Notes due August 21, 2030*
Trading Symbol	F/30F
Security Exchange Name	NYSE
F/31C
Document Information [Line Items]
Title of 12(b) Security	6.184% Notes due August 29, 2031*
Trading Symbol	F/31C
Security Exchange Name	NYSE